Revenue and government financing for research expenditures - Disclosure of Variance of Deferred Revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue – current portion	€ 2,825	€ 616	€ 5,865
Deferred revenue – non-current portion	0	2,825	4,618
Deferred tax liabilities / Deferred revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	3,441	10,483	14,481
Recognition in P&L	(620)	(6,504)	(12,373)
Proceeds	0	0	8,200
Transfer from collaboration liabilities	5	(536)	173
Contract liabilities at end of period	2,826	3,441	10,483
Deferred tax liabilities / Deferred revenue | Monalizumab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	215	5,155	14,481
Recognition in P&L	(220)	(4,404)	(9,499)
Proceeds	0	0	0
Transfer from collaboration liabilities	5	(536)	173
Contract liabilities at end of period	0	215	5,155
Deferred tax liabilities / Deferred revenue | Sanofi services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	726	2,826	0
Recognition in P&L	(400)	(2,100)	(374)
Proceeds	0	0	3,200
Transfer from collaboration liabilities	0	0	0
Contract liabilities at end of period	326	726	2,826
Deferred tax liabilities / Deferred revenue | Sanofi options
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	2,500	2,500	0
Recognition in P&L	0	0	(2,500)
Proceeds	0	0	5,000
Transfer from collaboration liabilities	0	0	0
Contract liabilities at end of period	2,500	2,500	2,500
Deferred tax liabilities / Deferred revenue | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	€ 0	0
Recognition in P&L		0
Proceeds		0
Transfer from collaboration liabilities		0
Contract liabilities at end of period		€ 0	€ 0